LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Long-term Debt [Line Items]
Long-term debt, net	$ 1,609,644	$ 1,999,354
Current portion of long-term debt, net	(347,740)	0
Non current portion of long-term debt, net	1,261,904	1,999,354
2012 Studio City Notes [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net	422,356	817,507
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member]
Long-term Debt [Line Items]
Long-term debt, net	128	129
2016 5.875% SC Secured Notes [Member] | 2016 Studio City Secured Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net	347,740	345,420
2016 7.250% SC Secured Notes [Member] | 2016 Studio City Secured Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net	$ 839,420	$ 836,298